                                                            Rule 497(c)
                                                            File Nos. 333-30844
                                                                      811-05846


                       SUPPLEMENT DATED SEPTEMBER 14, 2000

                                       TO

            PROFILE DATED JUNE 23, 2000, AS SUPPLEMENTED ("PROFILE")
                                       AND
         PROSPECTUS DATED JUNE 23, 2000, AS SUPPLEMENTED ("PROSPECTUS")

                                       FOR

                               MFS REGATTA CHOICE
                           VARIABLE AND FIXED ANNUITY


              ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)



THE FOLLOWING CORRECTION IS MADE TO THE PROFILE UNDER THE HEADING "OPTIONAL DEATH BENEFIT RIDERS" UNDER SECTION 9 ("DEATH BENEFIT").

- REPLACE THE TWO PARAGRAPHS UNDER THE SUBHEADING "EARNINGS ENHANCEMENT RIDER" WITH THE FOLLOWING PARAGRAPH:


    If you elect the Earnings Enhancement Rider, the death benefit will be the greatest of any of the death benefit amounts payable under the "Basic Death Benefit" (above), plus the "earnings enhancement amount." The "earnings enhancement amount" is determined according to your age on your Contract Date:



- If you are 69 or younger on your Contract Date, the "earnings enhancement amount" will be equal to 40% of the lesser of your net purchase payments or your Account Value minus net purchase payments, calculated as of the Death Benefit Date.



- If you are between the ages of 70 and 79 on your Contract Date, the "earnings enhancement amount" will be equal to 25% of the lesser of your net purchase payments or your Account Value minus net purchase payments, calculated as of the Death Benefit Date.



THE FOLLOWING CORRECTION IS MADE TO THE PROSPECTUS UNDER THE HEADING "OPTIONAL DEATH BENEFIT RIDERS."

- REPLACE THE FIRST TWO PARAGRAPHS UNDER THE SUBHEADING "EARNINGS ENHANCEMENT RIDER" WITH THE FOLLOWING PARAGRAPH:


    Under this rider, the death benefit will be the greatest of any of the death benefit amounts payable under the "Basic Death Benefit" (above), plus the "earnings enhancement amount." The "earnings enhancement amount" is determined according to your age on your Contract Date:


- If you are 69 or younger on your Contract Date, the "earnings enhancement amount" will be equal to 40% of the lesser of your Net Purchase Payments or your Account Value minus Net Purchase Payments, calculated as of the Death Benefit Date.

- If you are between the ages of 70 and 79 on your Contract Date, the "earnings enhancement amount" will be equal to 25% of the lesser of your Net Purchase Payments or your Account Value minus Net Purchase Payments, calculated as of the Death Benefit Date.


THE FOLLOWING CORRECTION IS MADE TO THE PROFILE UNDER THE HEADING "OPTIONAL DEATH BENEFIT RIDERS" UNDER SECTION 9 ("DEATH BENEFITS") AND TO THE PROSPECTUS UNDER THE HEADING "OPTIONAL DEATH BENEFIT RIDERS."


- REPLACE ITEMS 2), 3) AND 4) UNDER THE SUBHEADING "SELECTING MULTIPLE DEATH BENEFIT RIDERS" WITH THE FOLLOWING ITEMS:



     2) MAXIMUM ANNIVERSARY ACCOUNT VALUE RIDER COMBINED WITH EARNINGS ENHANCEMENT RIDER: The death benefit will equal the death benefit under the Maximum Anniversary Account Value Rider, PLUS the "earnings enhancement amount." The "earnings enhancement amount" is calculated using the Account Value before the application of the Maximum Anniversary Account Value Rider.



     3)    EARNINGS ENHANCEMENT RIDER COMBINED WITH 5% PREMIUM ROLL-UP RIDER :
           The death benefit will equal the death benefit under the 5% Premium Roll-Up Rider, PLUS the "earnings enhancement amount." The "earnings enhancement amount" is calculated using the Account Value before the application of the 5% Premium Roll-Up Rider.



     4) MAXIMUM ANNIVERSARY ACCOUNT VALUE RIDER, THE 5% PREMIUM ROLL-UP RIDER AND THE EARNINGS ENHANCEMENT RIDER: The death benefit will equal the GREATER of the death benefit under the Maximum Anniversary Account Value Rider or the death benefit under the 5% Premium Roll-Up Rider, PLUS the "earnings enhancement amount." The "earnings enhancement amount" is calculated using the Account Value before the application of the 5% Premium Roll-Up Rider and the Maximum Anniversary Account Value Rider.




THIS SUPPLEMENT IS NOT VALID UNLESS ACCOMPANIED OR PRECEDED BY THE CURRENT PROSPECTUS OF THE MFS REGATTA CHOICE VARIABLE AND FIXED ANNUITY, DATED JUNE 23, 2000, AS SUPPLEMENTED, AND THE CURRENT PROSPECTUS OF THE MFS/SUN LIFE SERIES TRUST. THIS SUPPLEMENT AND THE PROSPECTUSES SHOULD BE READ AND RETAINED FOR FURTHER REFERENCE.




CHOICESUPP-2  9/00

                                                            Rule 497(c)
                                                            File Nos. 333-30844
                                                                      811-05846


                       SUPPLEMENT DATED SEPTEMBER 14, 2000

                                       TO

                     PROFILE DATED JUNE 23 2000 ("PROFILE")
                                       AND
                  PROSPECTUS DATED JUNE 23, 2000 ("PROSPECTUS")

                                       FOR

                                  FUTURITY III
                           VARIABLE AND FIXED ANNUITY


              ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)



THE FOLLOWING CORRECTION IS MADE TO THE PROFILE UNDER THE HEADING "OPTIONAL DEATH BENEFIT RIDERS" UNDER SECTION 9 ("DEATH BENEFIT").

- REPLACE THE TWO PARAGRAPHS UNDER THE SUBHEADING "EARNINGS ENHANCEMENT RIDER" WITH THE FOLLOWING PARAGRAPH:


    If you elect the Earnings Enhancement Rider, the death benefit will be the greatest of any of the death benefit amounts payable under the "Basic Death Benefit" (above), plus the "earnings enhancement amount." The "earnings enhancement amount" is determined according to your age on your Contract Date:



- If you are 69 or younger on your Contract Date, the "earnings enhancement amount" will be equal to 40% of the lesser of your net purchase payments or your Account Value minus net purchase payments, calculated as of the Death Benefit Date.



- If you are between the ages of 70 and 79 on your Contract Date, the "earnings enhancement amount" will be equal to 25% of the lesser of your net purchase payments or your Account Value minus net purchase payments, calculated as of the Death Benefit Date.



THE FOLLOWING CORRECTION IS MADE TO THE PROSPECTUS UNDER THE HEADING "OPTIONAL DEATH BENEFIT RIDERS."

- REPLACE THE FIRST TWO PARAGRAPHS UNDER THE SUBHEADING "EARNINGS ENHANCEMENT RIDER" WITH THE FOLLOWING PARAGRAPH:


    Under this rider, the death benefit will be the greatest of any of the death benefit amounts payable under the "Basic Death Benefit" (above), plus the "earnings enhancement amount." The "earnings enhancement amount" is determined according to your age on your Contract Date:


- If you are 69 or younger on your Contract Date, the "earnings enhancement amount" will be equal to 40% of the lesser of your Net Purchase Payments or your Account Value minus Net Purchase Payments, calculated as of the Death Benefit Date.

- If you are between the ages of 70 and 79 on your Contract Date, the "earnings enhancement amount" will be equal to 25% of the lesser of your Net Purchase Payments or your Account Value minus Net Purchase Payments, calculated as of the Death Benefit Date.


THE FOLLOWING CORRECTION IS MADE TO THE PROFILE UNDER THE HEADING "OPTIONAL DEATH BENEFIT RIDERS" UNDER SECTION 9 ("DEATH BENEFITS") AND TO THE PROSPECTUS UNDER THE HEADING "OPTIONAL DEATH BENEFIT RIDERS."


- REPLACE ITEMS 2), 3) AND 4) UNDER THE SUBHEADING "SELECTING MULTIPLE DEATH BENEFIT RIDERS" WITH THE FOLLOWING ITEMS:



    2) MAXIMUM ANNIVERSARY ACCOUNT VALUE RIDER COMBINED WITH EARNINGS ENHANCEMENT RIDER: The death benefit will equal the death benefit under the Maximum Anniversary Account Value Rider, PLUS the "earnings enhancement amount." The "earnings enhancement amount" is calculated using the Account Value before the application of the Maximum Anniversary Account Value Rider.



    3) EARNINGS ENHANCEMENT RIDER COMBINED WITH 5% PREMIUM ROLL-UP RIDER: The death benefit will equal the death benefit under the 5% Premium Roll-Up Rider, PLUS the "earnings enhancement amount." The "earnings enhancement amount" is calculated using the Account Value before the application of the 5% Premium Roll-Up Rider.



    4) MAXIMUM ANNIVERSARY ACCOUNT VALUE RIDER, THE 5% PREMIUM ROLL-UP RIDER AND THE EARNINGS ENHANCEMENT RIDER: The death benefit will equal the GREATER of the death benefit under the Maximum Anniversary Account Value Rider or the death benefit under the 5% Premium Roll-Up Rider, PLUS the "earnings enhancement amount." The "earnings enhancement amount" is calculated using the Account Value before the application of the 5% Premium Roll-Up Rider and the Maximum Anniversary Account Value Rider.




THIS SUPPLEMENT IS NOT VALID UNLESS ACCOMPANIED OR PRECEDED BY THE CURRENT PROSPECTUS OF THE FUTURITY III VARIABLE AND FIXED ANNUITY, DATED JUNE 23, 2000, AND THE CURRENT FUND PROSPECTUSES. THIS SUPPLEMENT AND THE PROSPECTUSES SHOULD BE READ AND RETAINED FOR FURTHER REFERENCE.



FUT365